Employee benefits - Pension and other post-employment benefits - Mortality Assumptions to Determine Benefit Obligation (Detail)	Oct. 31, 2019	Oct. 31, 2018
Male [member] | Canada [member] | Retiring currently at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23.7	23.7
Male [member] | Canada [member] | Currently aged 45 and retiring at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.7	24.7
Male [member] | United States [member] | Retiring currently at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	20.6	20.6
Male [member] | United States [member] | Currently aged 45 and retiring at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	22.2	22.3
Male [member] | United Kingdom [member] | Retiring currently at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23.5	23.4
Male [member] | United Kingdom [member] | Currently aged 45 and retiring at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	25.1	25.0
Female [member] | Canada [member] | Retiring currently at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.1	24.1
Female [member] | Canada [member] | Currently aged 45 and retiring at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	25.0	25.0
Female [member] | United States [member] | Retiring currently at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	22.6	22.7
Female [member] | United States [member] | Currently aged 45 and retiring at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.1	24.2
Female [member] | United Kingdom [member] | Retiring currently at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	25.2	25.2
Female [member] | United Kingdom [member] | Currently aged 45 and retiring at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	27.0	26.9